NATIONWIDE VA

SEPARATE

ACCOUNT-B

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-B:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VA Separate Account-B (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG) (1)

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB) (1)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI) (1)

Invesco - Invesco V.I. Global Fund: Series I (OVGS) (1)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS) (1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

2

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2) (1)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA) (1)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS) (1)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF) (1)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF) (1)

3

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 15, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX) (1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVB	86,840	$632,642	$830,192	$18	$830,210	$-	$830,210	$830,210	$-	$830,210
ACVI	24,681	262,717	366,764	13	366,777	-	366,777	366,777	-	366,777
ACVIG	36,333	343,818	389,494	-	389,494	23	389,471	389,471	-	389,471
ACVIP2	32,175	336,353	367,444	66	367,510	-	367,510	366,654	856	367,510
ACVU1	3,285	58,748	103,076	14	103,090	-	103,090	103,090	-	103,090
DGI	7,975	227,481	331,603	-	331,603	3	331,600	331,600	-	331,600
DSIF	106,692	5,312,206	8,301,737	-	8,301,737	59	8,301,678	8,296,454	5,224	8,301,678
DSRG	4,312	162,889	250,465	8	250,473	-	250,473	250,473	-	250,473
DVSCS	13,072	232,281	307,854	-	307,854	13	307,841	307,841	-	307,841
FQB	27,210	301,668	306,387	-	306,387	2	306,385	306,385	-	306,385
FAMP	75,556	1,114,716	1,384,934	56	1,384,990	-	1,384,990	1,383,526	1,464	1,384,990
FEIP	125,915	2,738,923	3,292,684	64	3,292,748	-	3,292,748	3,290,170	2,578	3,292,748
FGP	30,548	2,197,252	3,129,030	22	3,129,052	-	3,129,052	3,125,359	3,693	3,129,052
FHIP	617,185	3,283,636	3,240,223	-	3,240,223	15	3,240,208	3,237,494	2,714	3,240,208
FIGBS	83,735	1,080,834	1,103,625	-	1,103,625	5	1,103,620	1,103,620	-	1,103,620
FOP	27,949	587,069	818,360	81	818,441	-	818,441	817,906	535	818,441
FVSS	7,991	109,327	130,656	-	130,656	36	130,620	130,620	-	130,620
OVAG	889	72,158	101,905	-	101,905	15	101,890	101,890	-	101,890
OVB	254,198	2,033,207	1,982,742	-	1,982,742	5	1,982,737	1,982,737	-	1,982,737
OVGS	42,504	1,744,251	2,432,075	59	2,432,134	-	2,432,134	2,428,628	3,506	2,432,134
OVMS	27,475	370,687	509,389	40	509,429	-	509,429	507,533	1,896	509,429
JPMMV1	22,387	238,415	298,648	-	298,648	18	298,630	298,630	-	298,630
JACAS	6,181	236,002	350,119	24	350,143	-	350,143	350,143	-	350,143
JAGTS	12,585	186,781	263,157	4	263,161	-	263,161	263,161	-	263,161
JAIGS	1,499	46,277	61,486	-	61,486	14	61,472	61,472	-	61,472
MSEM	993	8,005	7,153	-	7,153	18	7,135	7,135	-	7,135
MSVRE	30,256	482,340	710,116	35	710,151	-	710,151	710,151	-	710,151
EIF2	28,472	454,638	642,622	2	642,624	-	642,624	642,624	-	642,624
GBF	55,651	613,507	604,922	-	604,922	8	604,914	604,914	-	604,914
GEM	11,675	139,992	160,412	-	160,412	-	160,412	160,412	-	160,412
GIG	73,624	733,383	938,712	-	938,712	6	938,706	938,706	-	938,706
GVDMA	15,573	189,131	228,916	-	228,916	7	228,909	228,909	-	228,909
GVDMC	95,402	1,028,530	1,133,372	-	1,133,372	21	1,133,351	1,133,351	-	1,133,351
GVEX1	2,564	69,470	71,640	5	71,645	-	71,645	71,645	-	71,645
GVIDA	4,267	53,360	63,195	-	63,195	13	63,182	63,182	-	63,182
GVIDC	10,232	103,918	109,891	-	109,891	14	109,877	109,877	-	109,877
GVIDM	105,999	1,320,286	1,392,831	-	1,392,831	23	1,392,808	1,392,808	-	1,392,808
MCIF	102,459	2,361,869	2,835,031	44	2,835,075	-	2,835,075	2,834,486	589	2,835,075
MSBF	203,454	1,861,679	1,861,607	-	1,861,607	30	1,861,577	1,861,577	-	1,861,577
NVAMV1	37,585	579,996	746,814	-	746,814	9	746,805	746,351	454	746,805
NVAMVX	12,559	166,338	249,172	-	249,172	-	249,172	249,172	-	249,172

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCBD1	58,627	660,451	633,173	-	633,173	7	633,166	633,166	-	633,166
NVMIG1	15,735	178,849	181,901	-	181,901	12	181,889	181,889	-	181,889
NVMIVX	24,748	228,102	284,850	-	284,850	10	284,840	284,840	-	284,840
NVMLG1	35,275	348,103	369,686	-	369,686	23	369,663	369,663	-	369,663
NVMMG1	59,339	722,662	685,962	5	685,967	-	685,967	685,967	-	685,967
NVMMV2	23,954	217,100	229,719	4	229,723	-	229,723	229,723	-	229,723
NVNMO1	13,824	147,850	209,432	-	209,432	10	209,422	209,422	-	209,422
NVOLG1	380,938	6,957,405	9,153,935	74	9,154,009	-	9,154,009	9,149,895	4,114	9,154,009
NVRE1	89,766	612,815	947,032	10	947,042	-	947,042	947,042	-	947,042
NVSTB2	2,297	23,473	23,473	2	23,475	-	23,475	23,475	-	23,475
SAM	2,193,586	2,193,586	2,193,586	10	2,193,596	-	2,193,596	2,193,428	168	2,193,596
SCF	95,503	1,850,990	2,472,574	-	2,472,574	65	2,472,509	2,469,824	2,685	2,472,509
SCGF	10,268	179,566	204,017	-	204,017	16	204,001	204,001	-	204,001
SCVF	42,379	432,568	490,747	5	490,752	-	490,752	490,327	425	490,752
TRF	125,828	2,284,990	3,425,040	7	3,425,047	-	3,425,047	3,425,047	-	3,425,047
AMCG	7,828	219,651	315,793	-	315,793	19	315,774	315,774	-	315,774
AMSRS	35,113	924,730	1,300,249	21	1,300,270	-	1,300,270	1,300,270	-	1,300,270
AMTB	94,472	1,005,822	990,068	82	990,150	-	990,150	989,045	1,105	990,150
TRHS2	5,490	251,089	335,952	17	335,969	-	335,969	335,969	-	335,969
VWBF	13,990	124,617	112,481	-	112,481	5	112,476	112,476	-	112,476
VWEM	56,586	812,188	814,843	11	814,854	-	814,854	814,854	-	814,854
VWHA	4,340	126,324	115,492	-	115,492	2	115,490	115,490	-	115,490
VWHAS	1,388	30,221	35,376	-	35,376	22	35,354	35,354	-	35,354
SVDF	3,170	124,230	135,469	-	135,469	17	135,452	135,452	-	135,452
SVOF	48,663	1,209,927	1,710,023	-	1,710,023	33	1,709,990	1,704,191	5,799	1,709,990

Total (unaudited)			$69,781,328	$803	$69,782,131	$598	$69,781,533	$69,743,728	$37,805	$69,781,533

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ACVB	ACVCA	ACVI	ACVIG	ACVIP2	ACVU1	DCAP
Reinvested dividends	$822,077	5,693	-	719	3,946	11,175	-	3,343
Mortality and expense risk charges (note 2)	(989,576)	(11,569)	(5,997)	(6,044)	(5,331)	(5,169)	(1,964)	(11,211)

Net investment income (loss)	(167,499)	(5,876)	(5,997)	(5,325)	(1,385)	6,006	(1,964)	(7,868)

Realized gain (loss) on investments	1,845,059	7,827	166,855	30,882	1,450	2,439	31,750	259,489
Change in unrealized gain (loss) on investments	5,611,107	66,024	(140,073)	(7,104)	18,306	8,031	(15,854)	(143,804)

Net gain (loss) on investments	7,456,166	73,851	26,782	23,778	19,756	10,470	15,896	115,685

Reinvested capital gains	2,711,205	36,052	55,515	12,731	49,708	-	12,389	83,475

Net increase (decrease) in contract owners’ equity resulting from operations	$9,999,872	104,027	76,300	31,184	68,079	16,476	26,321	191,292

Investment Activity*:	DGI	DSIF	DSRG	DVSCS	FQB	FAMP	FEIP	FGP
Reinvested dividends	$1,461	85,121	1,680	1,983	8,615	22,113	59,158	-
Mortality and expense risk charges (note 2)	(4,487)	(108,709)	(3,337)	(4,333)	(4,781)	(21,813)	(45,579)	(43,961)

Net investment income (loss)	(3,026)	(23,588)	(1,657)	(2,350)	3,834	300	13,579	(43,961)

Realized gain (loss) on investments	3,020	213,864	5,274	1,743	(431)	24,858	21,824	121,581
Change in unrealized gain (loss) on investments	44,796	1,231,791	42,137	57,746	(15,895)	90,912	256,986	(110,266)

Net gain (loss) on investments	47,816	1,445,655	47,411	59,489	(16,326)	115,770	278,810	11,315

Reinvested capital gains	19,575	315,603	4,941	4,061	2,988	7,544	345,871	613,585

Net increase (decrease) in contract owners’ equity resulting from operations	$64,365	1,737,670	50,695	61,200	(9,504)	123,614	638,260	580,939

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FHIP	FIGBS	FOP	FVSS	OVAG	OVB	OVGI	OVGS
Reinvested dividends	$174,073	26,776	4,080	1,742	-	43,725	1,316	-
Mortality and expense risk charges (note 2)	(44,505)	(20,393)	(11,331)	(1,622)	(1,444)	(28,569)	(2,309)	(35,070)

Net investment income (loss)	129,568	6,383	(7,251)	120	(1,444)	15,156	(993)	(35,070)

Realized gain (loss) on investments	(9,683)	22,734	13,513	1,536	2,995	271	41,499	63,971
Change in unrealized gain (loss) on investments	(38,062)	(93,641)	63,458	14,930	3,563	(156,043)	(8,853)	156,155

Net gain (loss) on investments	(47,745)	(70,907)	76,971	16,466	6,558	(155,772)	32,646	220,126

Reinvested capital gains	-	34,035	57,940	10,402	10,414	77,811	10,725	121,684

Net increase (decrease) in contract owners’ equity resulting from operations	$81,823	(30,489)	127,660	26,988	15,528	(62,805)	42,378	306,740

Investment Activity*:	OVMS	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE	EIF2
Reinvested dividends	$7,552	2,545	-	317	629	370	12,693	6,713
Mortality and expense risk charges (note 2)	(7,281)	(4,000)	(4,858)	(4,154)	(886)	(105)	(8,867)	(9,079)

Net investment income (loss)	271	(1,455)	(4,858)	(3,837)	(257)	265	3,826	(2,366)

Realized gain (loss) on investments	9,353	1,741	19,877	47,249	551	(1)	13,985	17,170
Change in unrealized gain (loss) on investments	7,194	47,508	5,575	(38,225)	6,254	(518)	176,002	78,922

Net gain (loss) on investments	16,547	49,249	25,452	9,024	6,805	(519)	189,987	96,092

Reinvested capital gains	25,819	14,018	41,510	36,320	-	-	-	6,465

Net increase (decrease) in contract owners’ equity resulting from operations	$42,637	61,812	62,104	41,507	6,548	(254)	193,813	100,191

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GBF	GEM	GIG	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC
Reinvested dividends	$10,300	1,642	23,310	344	2,313	237	78	251
Mortality and expense risk charges (note 2)	(9,689)	(2,690)	(16,563)	(3,262)	(16,299)	(141)	(883)	(1,601)

Net investment income (loss)	611	(1,048)	6,747	(2,918)	(13,986)	96	(805)	(1,350)

Realized gain (loss) on investments	1,212	42,052	153,050	3,356	384	26	170	156
Change in unrealized gain (loss) on investments	(26,729)	(49,011)	(21,181)	21,347	60,159	2,014	7,288	1,902

Net gain (loss) on investments	(25,517)	(6,959)	131,869	24,703	60,543	2,040	7,458	2,058

Reinvested capital gains	-	-	-	3,326	9,471	80	1,011	673

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,906)	(8,007)	138,616	25,111	56,028	2,216	7,664	1,381

Investment Activity*:	GVIDM	MCIF	MSBF	NVAMV1	NVAMVX	NVCBD1	NVMIG1	NVMIVX
Reinvested dividends	$2,617	32,555	101,756	8,703	3,084	11,960	744	9,504
Mortality and expense risk charges (note 2)	(20,145)	(38,538)	(27,608)	(10,092)	(3,333)	(16,501)	(2,893)	(4,180)

Net investment income (loss)	(17,528)	(5,983)	74,148	(1,389)	(249)	(4,541)	(2,149)	5,324

Realized gain (loss) on investments	(9,065)	(1,252)	9,272	8,174	5,166	28,496	1,005	2,053
Change in unrealized gain (loss) on investments	126,517	473,806	(13,868)	183,636	57,459	(68,906)	(10,239)	16,478

Net gain (loss) on investments	117,452	472,554	(4,596)	191,810	62,625	(40,410)	(9,234)	18,531

Reinvested capital gains	15,647	46,838	-	-	-	17,375	6,323	-

Net increase (decrease) in contract owners’ equity resulting from operations	$115,571	513,409	69,552	190,421	62,376	(27,576)	(5,060)	23,855

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVOLG1	NVRE1	NVSTB2	SAM
Reinvested dividends	$-	294	1,639	588	41,201	8,750	-	-
Mortality and expense risk charges (note 2)	(4,875)	(4,660)	(3,218)	(2,784)	(110,416)	(13,215)	(15)	(35,168)

Net investment income (loss)	(4,875)	(4,366)	(1,579)	(2,196)	(69,215)	(4,465)	(15)	(35,168)

Realized gain (loss) on investments	(13,046)	26,305	(2,530)	875	57,572	30,604	-	-
Change in unrealized gain (loss) on investments	72,825	(124,815)	46,953	39,182	1,751,661	315,546	-	-

Net gain (loss) on investments	59,779	(98,510)	44,423	40,057	1,809,233	346,150	-	—

Reinvested capital gains	55,800	32,566	-	3,889	126,896	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$110,704	(70,310)	42,844	41,750	1,866,914	341,685	(15)	(35,168)

Investment Activity*:	SCF	SCGF	SCVF	TRF	AMCG	AMSRS	AMTB	TRHS2
Reinvested dividends	$-	-	-	24,682	-	4,915	27,080	-
Mortality and expense risk charges (note 2)	(35,290)	(3,013)	(6,871)	(42,498)	(4,525)	(18,797)	(13,218)	(4,537)

Net investment income (loss)	(35,290)	(3,013)	(6,871)	(17,816)	(4,525)	(13,882)	13,862	(4,537)

Realized gain (loss) on investments	41,942	5,543	(34,518)	166,854	4,772	36,880	50	8,591
Change in unrealized gain (loss) on investments	563,847	(4,057)	162,262	232,440	(847)	200,147	(21,864)	5,746

Net gain (loss) on investments	605,789	1,486	127,744	399,294	3,925	237,027	(21,814)	14,337

Reinvested capital gains	23,671	17,309	-	145,629	33,184	25,134	-	21,272

Net increase (decrease) in contract owners’ equity resulting from operations	$594,170	15,782	120,873	527,107	32,584	248,279	(7,952)	31,072

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VWBF	VWEM	VWHA	VWHAS	SVDF	SVOF
Reinvested dividends	$6,033	8,664	492	105	-	698
Mortality and expense risk charges (note 2)	(1,724)	(13,307)	(1,685)	(529)	(1,925)	(24,130)

Net investment income (loss)	4,309	(4,643)	(1,193)	(424)	(1,925)	(23,432)

Realized gain (loss) on investments	(1,814)	13,985	(1,331)	5,304	17,551	98,029
Change in unrealized gain (loss) on investments	(9,024)	(155,906)	20,067	(119)	(34,660)	183,099

Net gain (loss) on investments	(10,838)	(141,921)	18,736	5,185	(17,109)	281,128

Reinvested capital gains	-	21,157	-	-	8,627	84,146

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,529)	(125,407)	17,543	4,761	(10,407)	341,842

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ACVB		ACVCA		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(167,499)	7,310	(5,876)	(2,121)	(5,997)	(6,137)	(5,325)	(3,708)
Realized gain (loss) on investments	1,845,059	368,525	7,827	7,368	166,855	2,458	30,882	6,959
Change in unrealized gain (loss) on investments	5,611,107	3,789,423	66,024	47,731	(140,073)	102,156	(7,104)	79,925
Reinvested capital gains	2,711,205	2,837,027	36,052	26,060	55,515	45,631	12,731	5,729

Net increase (decrease) in contract owners’ equity resulting from operations	9,999,872	7,002,285	104,027	79,038	76,300	144,108	31,184	88,905

Equity transactions:
Purchase payments received from contract owners (note 4)	797,888	348,384	-	-	-	466	2,105	3
Transfers between funds	-	-	7,931	(20,483)	(510,485)	(56,551)	(30,393)	(4,363)
Redemptions (notes 2, 3, and 4)	(5,886,799)	(6,971,945)	(44,769)	(56,525)	(49,269)	(113,969)	(71,929)	(44,009)
Adjustments to maintain reserves	281	165	22	3	41	(9)	14	(12)

Net equity transactions	(5,088,630)	(6,623,396)	(36,816)	(77,005)	(559,713)	(170,063)	(100,203)	(48,381)

Net change in contract owners’ equity	4,911,242	378,889	67,211	2,033	(483,413)	(25,955)	(69,019)	40,524
Contract owners’ equity at beginning of period	64,870,291	64,491,402	762,999	760,966	483,413	509,368	435,796	395,272

Contract owners’ equity at end of period	$69,781,533	64,870,291	830,210	762,999	-	483,413	366,777	435,796

CHANGE IN UNITS:
Beginning units	2,156,552	2,334,601	20,905	23,121	8,067	11,932	12,133	13,651
Units purchased	217,725	231,429	206	438	-	10	138	103
Units redeemed	(417,650)	(409,478)	(1,175)	(2,654)	(8,067)	(3,875)	(2,743)	(1,621)

Ending units	1,956,627	2,156,552	19,936	20,905	-	8,067	9,528	12,133

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP2		ACVU1		DCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,385)	1,317	6,006	(332)	(1,964)	(2,122)	(7,868)	(4,848)
Realized gain (loss) on investments	1,450	(69)	2,439	(5,040)	31,750	12,805	259,489	(17,112)
Change in unrealized gain (loss) on investments	18,306	14,606	8,031	26,438	(15,854)	44,982	(143,804)	107,734
Reinvested capital gains	49,708	12,751	-	-	12,389	11,642	83,475	56,829

Net increase (decrease) in contract owners’ equity resulting from operations	68,079	28,605	16,476	21,066	26,321	67,307	191,292	142,603

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5	-	59	-	-	5,001	272
Transfers between funds	24,397	17,705	44,020	32,109	(29,297)	(6,349)	(985,853)	(41,212)
Redemptions (notes 2, 3, and 4)	(13,850)	(11,162)	(12,913)	(78,152)	(66,911)	(1,832)	(23,006)	(41,064)
Adjustments to maintain reserves	(20)	21	65	(30)	45	(18)	(25)	(49)

Net equity transactions	10,527	6,569	31,172	(46,014)	(96,163)	(8,199)	(1,003,883)	(82,053)

Net change in contract owners’ equity	78,606	35,174	47,648	(24,948)	(69,842)	59,108	(812,591)	60,550
Contract owners’ equity at beginning of period	310,865	275,691	319,862	344,810	172,932	113,824	812,591	752,041

Contract owners’ equity at end of period	$389,471	310,865	367,510	319,862	103,090	172,932	-	812,591

CHANGE IN UNITS:
Beginning units	10,702	10,459	21,136	24,604	3,615	3,513	18,755	21,157
Units purchased	769	691	2,941	5,093	-	1,375	73	8
Units redeemed	(467)	(448)	(878)	(8,561)	(1,840)	(1,273)	(18,828)	(2,410)

Ending units	11,004	10,702	23,199	21,136	1,775	3,615	-	18,755

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DGI		DSIF		DSRG		DVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,026)	(1,565)	(23,588)	4,879	(1,657)	(661)	(2,350)	(610)
Realized gain (loss) on investments	3,020	2,119	213,864	474,713	5,274	(138)	1,743	(14,302)
Change in unrealized gain (loss) on investments	44,796	34,628	1,231,791	(7,875)	42,137	35,411	57,746	6,090
Reinvested capital gains	19,575	16,544	315,603	384,292	4,941	1,979	4,061	16,399

Net increase (decrease) in contract owners’ equity resulting from operations	64,365	51,726	1,737,670	856,009	50,695	36,591	61,200	7,577

Equity transactions:
Purchase payments received from contract owners (note 4)	-	15	5,327	6,893	-	-	-	-
Transfers between funds	(2,598)	(1,259)	304,206	(434,319)	(432)	(96)	(3,665)	(6,249)
Redemptions (notes 2, 3, and 4)	(4,414)	(4,432)	(311,196)	(806,868)	(109)	(11)	(2,298)	(62,362)
Adjustments to maintain reserves	(19)	12	(50)	(59)	2	24	(5)	15

Net equity transactions	(7,031)	(5,664)	(1,713)	(1,234,353)	(539)	(83)	(5,968)	(68,596)

Net change in contract owners’ equity	57,334	46,062	1,735,957	(378,344)	50,156	36,508	55,232	(61,019)
Contract owners’ equity at beginning of period	274,266	228,204	6,565,721	6,944,065	200,317	163,809	252,609	313,628

Contract owners’ equity at end of period	$331,600	274,266	8,301,678	6,565,721	250,473	200,317	307,841	252,609

CHANGE IN UNITS:
Beginning units	6,734	6,882	106,713	131,258	4,239	4,241	6,644	8,994
Units purchased	29	92	6,397	296	504	-	21	134
Units redeemed	(187)	(240)	(6,540)	(24,841)	(508)	(2)	(152)	(2,484)

Ending units	6,576	6,734	106,570	106,713	4,235	4,239	6,513	6,644

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FQB		FAMP		FEIP		FGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,834	4,610	300	(149)	13,579	8,270	(43,961)	(32,987)
Realized gain (loss) on investments	(431)	(195)	24,858	(18,783)	21,824	(15,693)	121,581	172,073
Change in unrealized gain (loss) on investments	(15,895)	17,165	90,912	193,021	256,986	653	(110,266)	492,797
Reinvested capital gains	2,988	1,050	7,544	19,968	345,871	123,070	613,585	228,776

Net increase (decrease) in contract owners’ equity resulting from operations	(9,504)	22,630	123,614	194,057	638,260	116,300	580,939	860,659

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	57,147	-	117,082	50	3,667	5
Transfers between funds	-	-	(4,102)	(20,243)	11,142	(28,807)	9,608	7,704
Redemptions (notes 2, 3, and 4)	(40,399)	(26,800)	(409,799)	(181,664)	(290,792)	(310,610)	(216,117)	(352,401)
Adjustments to maintain reserves	(15)	27	34	51	95	(17)	23	5

Net equity transactions	(40,414)	(26,773)	(356,720)	(201,856)	(162,473)	(339,384)	(202,819)	(344,687)

Net change in contract owners’ equity	(49,918)	(4,143)	(233,106)	(7,799)	475,787	(223,084)	378,120	515,972
Contract owners’ equity at beginning of period	356,303	360,446	1,618,096	1,625,895	2,816,961	3,040,045	2,750,932	2,234,960

Contract owners’ equity at end of period	$306,385	356,303	1,384,990	1,618,096	3,292,748	2,816,961	3,129,052	2,750,932

CHANGE IN UNITS:
Beginning units	19,921	21,474	46,832	53,273	65,950	74,837	35,739	41,175
Units purchased	-	-	1,614	-	3,267	331	190	1,365
Units redeemed	(2,292)	(1,553)	(11,481)	(6,441)	(6,615)	(9,218)	(2,491)	(6,801)

Ending units	17,629	19,921	36,965	46,832	62,602	65,950	33,438	35,739

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHIP		FIGBS		FOP		FVSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$129,568	96,195	6,383	9,428	(7,251)	(6,931)	120	(114)
Realized gain (loss) on investments	(9,683)	(11,724)	22,734	20,805	13,513	15,010	1,536	(12,614)
Change in unrealized gain (loss) on investments	(38,062)	(68,219)	(93,641)	78,449	63,458	78,017	14,930	4,681
Reinvested capital gains	-	-	34,035	546	57,940	3,175	10,402	4,464

Net increase (decrease) in contract owners’ equity resulting from operations	81,823	16,252	(30,489)	109,228	127,660	89,271	26,988	(3,583)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,778	1,306	-	-	2,110	10	-	128
Transfers between funds	672,589	(92,373)	9,567	181,320	(2,859)	2,407	30,379	25,158
Redemptions (notes 2, 3, and 4)	(314,063)	(148,828)	(335,085)	(283,618)	(33,567)	(112,671)	(6,227)	(35,989)
Adjustments to maintain reserves	(20)	34	15	(15)	41	26	(38)	(1)

Net equity transactions	363,284	(239,861)	(325,503)	(102,313)	(34,275)	(110,228)	24,114	(10,704)

Net change in contract owners’ equity	445,107	(223,609)	(355,992)	6,915	93,385	(20,957)	51,102	(14,287)
Contract owners’ equity at beginning of period	2,795,101	3,018,710	1,459,612	1,452,697	725,056	746,013	79,518	93,805

Contract owners’ equity at end of period	$3,240,208	2,795,101	1,103,620	1,459,612	818,441	725,056	130,620	79,518

CHANGE IN UNITS:
Beginning units	121,187	132,527	87,615	93,888	24,726	28,988	2,581	3,246
Units purchased	28,874	778	593	12,147	80	216	804	1,092
Units redeemed	(13,646)	(12,118)	(20,499)	(18,420)	(1,145)	(4,478)	(161)	(1,757)

Ending units	136,415	121,187	67,709	87,615	23,661	24,726	3,224	2,581

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVAG		OVB		OVGI		OVGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,444)	(1,902)	15,156	32,006	(993)	(259)	(35,070)	(15,302)
Realized gain (loss) on investments	2,995	25,053	271	80,860	41,499	(1,293)	63,971	13,751
Change in unrealized gain (loss) on investments	3,563	8,802	(156,043)	33,710	(8,853)	5,326	156,155	407,289
Reinvested capital gains	10,414	13,051	77,811	-	10,725	15,490	121,684	69,445

Net increase (decrease) in contract owners’ equity resulting from operations	15,528	45,004	(62,805)	146,576	42,378	19,264	306,740	475,183

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	3,303	-	-	4,382	-
Transfers between funds	(11,390)	(50,899)	184,131	87,119	(203,616)	-	(36,215)	(14,236)
Redemptions (notes 2, 3, and 4)	-	(189,874)	(74,857)	(105,909)	(15,378)	(49,538)	(168,341)	(211,777)
Adjustments to maintain reserves	(16)	20	(15)	14	7	(4)	21	72

Net equity transactions	(11,406)	(240,753)	109,259	(15,473)	(218,987)	(49,542)	(200,153)	(225,941)

Net change in contract owners’ equity	4,122	(195,749)	46,454	131,103	(176,609)	(30,278)	106,587	249,242
Contract owners’ equity at beginning of period	97,768	293,517	1,936,283	1,805,180	176,609	206,887	2,325,547	2,076,305

Contract owners’ equity at end of period	$101,890	97,768	1,982,737	1,936,283	-	176,609	2,432,134	2,325,547

CHANGE IN UNITS:
Beginning units	4,880	20,314	118,823	119,772	7,013	9,225	25,971	29,167
Units purchased	28	227	18,422	8,693	-	-	34	546
Units redeemed	(575)	(15,661)	(11,711)	(9,642)	(7,013)	(2,212)	(2,176)	(3,742)

Ending units	4,333	4,880	125,534	118,823	-	7,013	23,829	25,971

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVMS		JPMMV1		JACAS		JAGTS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$271	2,383	(1,455)	(6)	(4,858)	(3,663)	(3,837)	(3,697)
Realized gain (loss) on investments	9,353	30,441	1,741	(1,461)	19,877	6,492	47,249	31,344
Change in unrealized gain (loss) on investments	7,194	17,325	47,508	(10,959)	5,575	62,833	(38,225)	52,021
Reinvested capital gains	25,819	10,446	14,018	11,671	41,510	20,858	36,320	24,692

Net increase (decrease) in contract owners’ equity resulting from operations	42,637	60,595	61,812	(755)	62,104	86,520	41,507	104,360

Equity transactions:
Purchase payments received from contract owners (note 4)	1,970	8	-	-	-	897	-	-
Transfers between funds	(1,533)	(17,258)	23,959	3,292	(33,560)	(37,251)	(72,829)	11,589
Redemptions (notes 2, 3, and 4)	(12,224)	(50,792)	(6,014)	(5,074)	(6,996)	(7,540)	(9,991)	(29,015)
Adjustments to maintain reserves	55	3	(21)	2	17	3	9	3

Net equity transactions	(11,732)	(68,039)	17,924	(1,780)	(40,539)	(43,891)	(82,811)	(17,423)

Net change in contract owners’ equity	30,905	(7,444)	79,736	(2,535)	21,565	42,629	(41,304)	86,937
Contract owners’ equity at beginning of period	478,524	485,968	218,894	221,429	328,578	285,949	304,465	217,528

Contract owners’ equity at end of period	$509,429	478,524	298,630	218,894	350,143	328,578	263,161	304,465

CHANGE IN UNITS:
Beginning units	17,014	19,558	6,671	6,675	8,803	10,496	11,355	12,051
Units purchased	69	32	640	196	19	30	-	1,930
Units redeemed	(532)	(2,576)	(201)	(200)	(1,059)	(1,723)	(2,897)	(2,626)

Ending units	16,551	17,014	7,110	6,671	7,763	8,803	8,458	11,355

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIGS		MSEM		MSVRE		EIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(257)	(130)	265	212	3,826	6,925	(2,366)	277
Realized gain (loss) on investments	551	(1,301)	(1)	(3)	13,985	27,377	17,170	20,715
Change in unrealized gain (loss) on investments	6,254	5,564	(518)	78	176,002	(171,680)	78,922	(37,514)
Reinvested capital gains	-	-	-	-	-	14,274	6,465	22,913

Net increase (decrease) in contract owners’ equity resulting from operations	6,548	4,133	(254)	287	193,813	(123,104)	100,191	6,391

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	2,183	13	-	-
Transfers between funds	-	(12,558)	-	-	24,588	(5,901)	8,920	(16,706)
Redemptions (notes 2, 3, and 4)	(1,332)	(717)	-	-	(16,583)	(33,223)	(23,361)	(21,617)
Adjustments to maintain reserves	(11)	11	-	(2)	65	(57)	(14)	30

Net equity transactions	(1,343)	(13,264)	-	(2)	10,253	(39,168)	(14,455)	(38,293)

Net change in contract owners’ equity	5,205	(9,131)	(254)	285	204,066	(162,272)	85,736	(31,902)
Contract owners’ equity at beginning of period	56,267	65,398	7,389	7,104	506,085	668,357	556,888	588,790

Contract owners’ equity at end of period	$61,472	56,267	7,135	7,389	710,151	506,085	642,624	556,888

CHANGE IN UNITS:
Beginning units	3,727	4,953	235	235	8,387	9,075	21,525	23,180
Units purchased	-	-	-	-	411	40	374	86
Units redeemed	(80)	(1,226)	-	-	(257)	(728)	(894)	(1,741)

Ending units	3,647	3,727	235	235	8,541	8,387	21,005	21,525

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GEM		GIG		GVDMA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$611	4,878	(1,048)	1,351	6,747	(3,438)	(2,918)	(2,370)
Realized gain (loss) on investments	1,212	1,840	42,052	613	153,050	5,640	3,356	635
Change in unrealized gain (loss) on investments	(26,729)	25,803	(49,011)	32,413	(21,181)	51,493	21,347	9,262
Reinvested capital gains	-	-	-	-	-	-	3,326	11,998

Net increase (decrease) in contract owners’ equity resulting from operations	(24,906)	32,521	(8,007)	34,377	138,616	53,695	25,111	19,525

Equity transactions:
Purchase payments received from contract owners (note 4)	1,505	-	-	-	-	1,512	-	-
Transfers between funds	19,429	31,036	2,378	1,274	(401,373)	(49,452)	-	-
Redemptions (notes 2, 3, and 4)	(128,794)	(43,399)	(162,885)	(5,339)	(85,749)	(90,575)	(11,429)	(10,668)
Adjustments to maintain reserves	(1)	(18)	-	2	(4)	2	3	1

Net equity transactions	(107,861)	(12,381)	(160,507)	(4,063)	(487,126)	(138,513)	(11,426)	(10,667)

Net change in contract owners’ equity	(132,767)	20,140	(168,514)	30,314	(348,510)	(84,818)	13,685	8,858
Contract owners’ equity at beginning of period	737,681	717,541	328,926	298,612	1,287,216	1,372,034	215,224	206,366

Contract owners’ equity at end of period	$604,914	737,681	160,412	328,926	938,706	1,287,216	228,909	215,224

CHANGE IN UNITS:
Beginning units	36,857	37,479	11,722	11,882	76,250	86,462	8,089	8,586
Units purchased	1,358	2,400	108	554	852	105	-	-
Units redeemed	(6,895)	(3,022)	(5,574)	(714)	(27,019)	(10,317)	(406)	(497)

Ending units	31,320	36,857	6,256	11,722	50,083	76,250	7,683	8,089

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMC		GVEX1		GVIDA		GVIDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,986)	(13,783)	96	60	(805)	(609)	(1,350)	(1,863)
Realized gain (loss) on investments	384	(4,448)	26	-	170	(63)	156	328
Change in unrealized gain (loss) on investments	60,159	58,895	2,014	156	7,288	3,160	1,902	6,656
Reinvested capital gains	9,471	29,881	80	-	1,011	3,306	673	1,387

Net increase (decrease) in contract owners’ equity resulting from operations	56,028	70,545	2,216	216	7,664	5,794	1,381	6,508

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	1,591	(26,260)	65,062	4,147	-	-	-	(40,144)
Redemptions (notes 2, 3, and 4)	(19,781)	(22,634)	(1)	-	(1,980)	(1,780)	(2,007)	(1,994)
Adjustments to maintain reserves	(17)	(5)	12	(7)	4	(21)	8	(12)

Net equity transactions	(18,207)	(48,899)	65,073	4,140	(1,976)	(1,801)	(1,999)	(42,150)

Net change in contract owners’ equity	37,821	21,646	67,289	4,356	5,688	3,993	(618)	(35,642)
Contract owners’ equity at beginning of period	1,095,530	1,073,884	4,356	-	57,494	53,501	110,495	146,137

Contract owners’ equity at end of period	$1,133,351	1,095,530	71,645	4,356	63,182	57,494	109,877	110,495

CHANGE IN UNITS:
Beginning units	55,581	58,285	328	-	2,024	2,094	6,844	9,518
Units purchased	79	136	3,936	328	-	-	-	-
Units redeemed	(982)	(2,840)	-	-	(70)	(70)	(124)	(2,674)

Ending units	54,678	55,581	4,264	328	1,954	2,024	6,720	6,844

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		MCIF		MSBF		NVAMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(17,528)	(17,469)	(5,983)	(6,060)	74,148	34,076	(1,389)	975
Realized gain (loss) on investments	(9,065)	(5,350)	(1,252)	(204,713)	9,272	(31,563)	8,174	(10,374)
Change in unrealized gain (loss) on investments	126,517	64,825	473,806	272,747	(13,868)	18,804	183,636	(15,901)
Reinvested capital gains	15,647	74,627	46,838	97,755	-	-	-	13,994

Net increase (decrease) in contract owners’ equity resulting from operations	115,571	116,633	513,409	159,729	69,552	21,317	190,421	(11,306)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	1,580	-	3,424	-	36
Transfers between funds	10,909	15,263	116,654	(40,875)	(58,370)	(43,430)	(24,804)	(468)
Redemptions (notes 2, 3, and 4)	(191,291)	(30,334)	(74,004)	(321,939)	(49,770)	(295,830)	(31,440)	(62,421)
Adjustments to maintain reserves	(16)	(14)	34	(24)	(10)	(5)	(6)	(13)

Net equity transactions	(180,398)	(15,085)	42,684	(361,258)	(108,150)	(335,841)	(56,250)	(62,866)

Net change in contract owners’ equity	(64,827)	101,548	556,093	(201,529)	(38,598)	(314,524)	134,171	(74,172)
Contract owners’ equity at beginning of period	1,457,635	1,356,087	2,278,982	2,480,511	1,900,175	2,214,699	612,634	686,806

Contract owners’ equity at end of period	$1,392,808	1,457,635	2,835,075	2,278,982	1,861,577	1,900,175	746,805	612,634

CHANGE IN UNITS:
Beginning units	63,310	64,049	54,328	65,918	95,055	113,615	20,210	22,662
Units purchased	437	705	3,012	1,199	7,651	3,118	-	94
Units redeemed	(8,102)	(1,444)	(2,149)	(12,789)	(12,915)	(21,678)	(1,627)	(2,546)

Ending units	55,645	63,310	55,191	54,328	89,791	95,055	18,583	20,210

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMVX		NVCBD1		NVMIG1		NVMIVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(249)	1,392	(4,541)	18,047	(2,149)	(502)	5,324	(748)
Realized gain (loss) on investments	5,166	94	28,496	10,891	1,005	966	2,053	82
Change in unrealized gain (loss) on investments	57,459	25,375	(68,906)	56,013	(10,239)	11,419	16,478	40,271
Reinvested capital gains	-	-	17,375	3,630	6,323	43,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,376	26,861	(27,576)	88,581	(5,060)	55,445	23,855	39,605

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	3,030	-	13	-	-
Transfers between funds	10,783	151,176	(916,482)	13,407	6,016	28,141	-	226,989
Redemptions (notes 2, 3, and 4)	(1,106)	(918)	(46,179)	(154,478)	(2,760)	(9,043)	(5,282)	(327)
Adjustments to maintain reserves	(7)	7	(8)	17	(2)	(18)	(9)	9

Net equity transactions	9,670	150,265	(962,669)	(138,024)	3,254	19,093	(5,291)	226,671

Net change in contract owners’ equity	72,046	177,126	(990,245)	(49,443)	(1,806)	74,538	18,564	266,276
Contract owners’ equity at beginning of period	177,126	-	1,623,411	1,672,854	183,695	109,157	266,276	-

Contract owners’ equity at end of period	$249,172	177,126	633,166	1,623,411	181,889	183,695	284,840	266,276

CHANGE IN UNITS:
Beginning units	15,006	-	113,545	123,393	10,046	8,886	22,669	-
Units purchased	1,781	15,094	2,045	1,887	300	2,208	-	22,699
Units redeemed	(885)	(88)	(70,186)	(11,735)	(142)	(1,048)	(417)	(30)

Ending units	15,902	15,006	45,404	113,545	10,204	10,046	22,252	22,669

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLG1		NVMMG1		NVMMV2		NVNMO1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,875)	(4,131)	(4,366)	(4,986)	(1,579)	1,135	(2,196)	(1,441)
Realized gain (loss) on investments	(13,046)	(10,549)	26,305	(13,056)	(2,530)	(5,288)	875	54
Change in unrealized gain (loss) on investments	72,825	(50,611)	(124,815)	136,459	46,953	4,552	39,182	9,376
Reinvested capital gains	55,800	140,028	32,566	47,113	-	-	3,889	12,439

Net increase (decrease) in contract owners’ equity resulting from operations	110,704	74,737	(70,310)	165,530	42,844	399	41,750	20,428

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	7,184	492,016	(48,679)	-	30,299	-	6,838
Redemptions (notes 2, 3, and 4)	(70,984)	(22,313)	(185,299)	(21,770)	(8,193)	(8,279)	(1,382)	(1,119)
Adjustments to maintain reserves	(61)	36	(5)	15	20	(4)	(9)	(8)

Net equity transactions	(71,045)	(15,093)	306,712	(70,434)	(8,173)	22,016	(1,391)	5,711

Net change in contract owners’ equity	39,659	59,644	236,402	95,096	34,671	22,415	40,359	26,139
Contract owners’ equity at beginning of period	330,004	270,360	449,565	354,469	195,052	172,637	169,063	142,924

Contract owners’ equity at end of period	$369,663	330,004	685,967	449,565	229,723	195,052	209,422	169,063

CHANGE IN UNITS:
Beginning units	7,010	7,364	7,624	9,532	5,968	5,146	4,187	3,961
Units purchased	-	246	8,311	105	-	1,091	-	329
Units redeemed	(1,336)	(600)	(3,548)	(2,013)	(217)	(269)	(29)	(103)

Ending units	5,674	7,010	12,387	7,624	5,751	5,968	4,158	4,187

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG1		NVRE1		NVSTB2		SAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(69,215)	(7,508)	(4,465)	103	(15)	-	(35,168)	(30,378)
Realized gain (loss) on investments	57,572	(170,723)	30,604	(48,995)	-	-	-	-
Change in unrealized gain (loss) on investments	1,751,661	555,979	315,546	(39,901)	-	-	-	-
Reinvested capital gains	126,896	629,000	-	3,944	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,866,914	1,006,748	341,685	(84,849)	(15)	-	(35,168)	(30,378)

Equity transactions:
Purchase payments received from contract owners (note 4)	134,427	17,090	-	1,416	-	-	444,058	296,718
Transfers between funds	977,780	(31,861)	(236,107)	(47,607)	23,488	-	(155,052)	905,378
Redemptions (notes 2, 3, and 4)	(558,455)	(531,358)	(8,269)	(66,774)	-	-	(722,391)	(596,931)
Adjustments to maintain reserves	120	(57)	(10)	30	2	-	14	(14)

Net equity transactions	553,872	(546,186)	(244,386)	(112,935)	23,490	-	(433,371)	605,151

Net change in contract owners’ equity	2,420,786	460,562	97,299	(197,784)	23,475	-	(468,539)	574,773
Contract owners’ equity at beginning of period	6,733,223	6,272,661	849,743	1,047,527	-	-	2,662,135	2,087,362

Contract owners’ equity at end of period	$9,154,009	6,733,223	947,042	849,743	23,475	-	2,193,596	2,662,135

CHANGE IN UNITS:
Beginning units	145,323	158,633	24,798	28,505	-	-	234,166	181,381
Units purchased	23,190	808	83	501	2,353	-	59,012	126,023
Units redeemed	(14,619)	(14,118)	(5,771)	(4,208)	-	-	(97,388)	(73,238)

Ending units	153,894	145,323	19,110	24,798	2,353	-	195,790	234,166

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCF		SCGF		SCVF		TRF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35,290)	(25,197)	(3,013)	(2,093)	(6,871)	(5,333)	(17,816)	(9,868)
Realized gain (loss) on investments	41,942	(98,940)	5,543	(1,741)	(34,518)	(74,002)	166,854	205,513
Change in unrealized gain (loss) on investments	563,847	399,448	(4,057)	35,587	162,262	82,913	232,440	(179,081)
Reinvested capital gains	23,671	72,488	17,309	19,336	-	2,032	145,629	189,623

Net increase (decrease) in contract owners’ equity resulting from operations	594,170	347,799	15,782	51,089	120,873	5,610	527,107	206,187

Equity transactions:
Purchase payments received from contract owners (note 4)	6,619	1,056	-	-	-	30	-	1,828
Transfers between funds	(106,293)	(27,787)	6,462	14,236	(5,287)	2,951	437,557	(148,361)
Redemptions (notes 2, 3, and 4)	(161,141)	(200,018)	(6,163)	(16,511)	(80,113)	(36,814)	(310,004)	(284,738)
Adjustments to maintain reserves	(103)	13	(37)	31	(10)	-	13	27

Net equity transactions	(260,918)	(226,736)	262	(2,244)	(85,410)	(33,833)	127,566	(431,244)

Net change in contract owners’ equity	333,252	121,063	16,044	48,845	35,463	(28,223)	654,673	(225,057)
Contract owners’ equity at beginning of period	2,139,257	2,018,194	187,957	139,112	455,289	483,512	2,770,374	2,995,431

Contract owners’ equity at end of period	$2,472,509	2,139,257	204,001	187,957	490,752	455,289	3,425,047	2,770,374

CHANGE IN UNITS:
Beginning units	27,059	30,866	8,213	8,441	10,714	11,791	57,467	67,575
Units purchased	637	304	735	964	198	723	8,136	64
Units redeemed	(3,461)	(4,111)	(746)	(1,192)	(2,037)	(1,800)	(6,454)	(10,172)

Ending units	24,235	27,059	8,202	8,213	8,875	10,714	59,149	57,467

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMCG		AMSRS		AMTB		TRHS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,525)	(4,024)	(13,882)	(8,892)	13,862	7,475	(4,537)	(3,444)
Realized gain (loss) on investments	4,772	40,543	36,880	1,970	50	(1,945)	8,591	11,031
Change in unrealized gain (loss) on investments	(847)	43,052	200,147	140,442	(21,864)	8,545	5,746	38,542
Reinvested capital gains	33,184	11,766	25,134	42,656	-	-	21,272	15,795

Net increase (decrease) in contract owners’ equity resulting from operations	32,584	91,337	248,279	176,176	(7,952)	14,075	31,072	61,924

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	69	-	738
Transfers between funds	-	(50,967)	(59,211)	(15,156)	285,217	90,727	33,141	10,487
Redemptions (notes 2, 3, and 4)	(6,401)	(79,789)	(63,217)	(91,072)	(99,617)	(167,501)	(9,709)	(4,807)
Adjustments to maintain reserves	(24)	19	12	21	78	(24)	(5)	16

Net equity transactions	(6,425)	(130,737)	(122,416)	(106,207)	185,678	(76,729)	23,427	6,434

Net change in contract owners’ equity	26,159	(39,400)	125,863	69,969	177,726	(62,654)	54,499	68,358
Contract owners’ equity at beginning of period	289,615	329,015	1,174,407	1,104,438	812,424	875,078	281,470	213,112

Contract owners’ equity at end of period	$315,774	289,615	1,300,270	1,174,407	990,150	812,424	335,969	281,470

CHANGE IN UNITS:
Beginning units	14,295	22,403	34,287	37,993	58,646	64,406	5,050	4,871
Units purchased	-	1,724	6	75	20,588	6,890	652	782
Units redeemed	(297)	(9,832)	(3,098)	(3,781)	(7,213)	(12,650)	(281)	(603)

Ending units	13,998	14,295	31,195	34,287	72,021	58,646	5,421	5,050

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		VWHAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,309	6,804	(4,643)	3,970	(1,193)	(436)	(424)	(158)
Realized gain (loss) on investments	(1,814)	(10,041)	13,985	11,276	(1,331)	(6,953)	5,304	(841)
Change in unrealized gain (loss) on investments	(9,024)	9,852	(155,906)	70,670	20,067	22,128	(119)	5,169
Reinvested capital gains	-	-	21,157	23,128	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,529)	6,615	(125,407)	109,044	17,543	14,739	4,761	4,170

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	748	-	-	-	-
Transfers between funds	-	9	57,958	(33,711)	-	-	8,789	(1,562)
Redemptions (notes 2, 3, and 4)	(3,369)	(19,888)	(10,866)	(66,462)	(5,559)	(8,791)	(5,413)	(915)
Adjustments to maintain reserves	(7)	25	23	12	(12)	17	(9)	(9)

Net equity transactions	(3,376)	(19,854)	47,115	(99,413)	(5,571)	(8,774)	3,367	(2,486)

Net change in contract owners’ equity	(9,905)	(13,239)	(78,292)	9,631	11,972	5,965	8,128	1,684
Contract owners’ equity at beginning of period	122,381	135,620	893,146	883,515	103,518	97,553	27,226	25,542

Contract owners’ equity at end of period	$112,476	122,381	814,854	893,146	115,490	103,518	35,354	27,226

CHANGE IN UNITS:
Beginning units	6,315	7,513	25,372	29,001	4,849	5,364	4,035	4,433
Units purchased	-	1	2,627	30	-	-	2,744	213
Units redeemed	(177)	(1,199)	(1,347)	(3,659)	(233)	(515)	(2,298)	(611)

Ending units	6,138	6,315	26,652	25,372	4,616	4,849	4,481	4,035

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVDF		SVOF		GVDIVI		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,925)	(2,843)	(23,432)	(13,981)	-	18,528	-	813
Realized gain (loss) on investments	17,551	58,053	98,029	97,506	-	(119,128)	-	(110,412)
Change in unrealized gain (loss) on investments	(34,660)	23,422	183,099	52,485	-	63,964	-	33,855
Reinvested capital gains	8,627	18,768	84,146	107,434	-	-	-	59,592

Net increase (decrease) in contract owners’ equity resulting from operations	(10,407)	97,400	341,842	243,444	-	(36,636)	-	(16,152)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,527	5,663	-	-	-	-
Transfers between funds	43,391	(74,266)	(62,252)	(21,901)	-	(210,052)	-	(128,293)
Redemptions (notes 2, 3, and 4)	(50,893)	(102,769)	(123,113)	(200,317)	-	(8,732)	-	(4,555)
Adjustments to maintain reserves	(16)	18	24	(12)	-	5	-	4

Net equity transactions	(7,518)	(177,017)	(179,814)	(216,567)	-	(218,779)	-	(132,844)

Net change in contract owners’ equity	(17,925)	(79,617)	162,028	26,877	-	(255,415)	-	(148,996)
Contract owners’ equity at beginning of period	153,377	232,994	1,547,962	1,521,085	-	255,415	-	148,996

Contract owners’ equity at end of period	$135,452	153,377	1,709,990	1,547,962	-	-	-	-

CHANGE IN UNITS:
Beginning units	1,439	3,504	19,273	22,583	-	25,718	-	6,867
Units purchased	397	730	-	81	-	2,132	-	1,137
Units redeemed	(478)	(2,795)	(2,019)	(3,391)	-	(27,850)	-	(8,004)

Ending units	1,358	1,439	17,254	19,273	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	12/15/2021
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	11/11/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVB	Invesco - Invesco V.I. Core Bond Fund: Series I	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVMS	Invesco - Invesco V.I. Conservative Balanced Fund: Series I	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	5/1/2021
EIF2	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.45%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.45% of the daily value of the allocations to the underlying fund options

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $0 and $28,486, respectively, and total transfers from the Separate Account to the fixed account were $0 and $34,392, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$69,781,328	$-	$-	$69,781,328

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$49,793	$56,454
ACVCA	55,515	565,751
ACVI	21,803	114,614
ACVIG	79,452	20,581
ACVIP2	59,820	22,704
ACVU1	12,389	98,171
DCAP	91,965	1,020,215
DGI	22,312	12,776
DSIF	845,345	554,988
DSRG	32,390	29,647
DVSCS	6,894	11,147
FQB	11,602	45,180
FAMP	86,484	435,393
FEIP	554,882	357,996
FGP	630,484	263,698
FHIP	859,504	366,629
FIGBS	71,435	356,534
FOP	64,723	48,350
FVSS	42,519	7,845
OVAG	10,987	13,407
OVB	344,466	142,226
OVGI	12,040	221,302
OVGS	127,599	241,154
OVMS	37,133	22,828
JPMMV1	42,382	11,875
JACAS	42,188	46,093
JAGTS	36,637	86,973
JAIGS	629	2,220
MSEM	370	105
MSVRE	40,608	26,595
EIF2	23,398	33,739
GBF	35,596	142,845
GEM	4,114	165,669

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GIG	38,658	519,034
GVDMA	3,670	14,690
GVDMC	12,647	35,352
GVEX1	65,379	141
GVIDA	1,089	2,861
GVIDC	924	3,609
GVIDM	28,950	211,214
MCIF	178,826	95,320
MSBF	127,824	161,817
NVAMV1	8,703	66,336
NVAMVX	25,732	16,305
NVCBD1	57,814	1,007,642
NVMIG1	13,076	5,645
NVMIVX	9,504	9,462
NVMLG1	55,800	75,858
NVMMG1	546,176	211,260
NVMMV2	1,639	11,412
NVNMO1	4,477	4,166
NVOLG1	1,484,442	873,001
NVRE1	8,813	257,653
NVSTB2	23,488	15
SAM	624,820	1,093,373
SCF	81,243	353,673
SCGF	35,531	20,936
SCVF	10,318	102,587
TRF	607,316	351,950
AMCG	33,184	10,925
AMSRS	31,905	143,082
AMTB	307,992	108,527
TRHS2	61,345	21,179
VWBF	6,033	5,093
VWEM	118,788	55,182
VWHA	492	7,244
VWHAS	21,302	18,349
SVDF	52,007	52,807
SVOF	88,920	208,036

	$9,136,285	$11,681,440

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2021	1.45%	19,936	$41.64	$830,210	0.72%	14.09%
2020	1.45%	20,905	36.50	762,999	1.18%	10.90%
2019	1.45%	23,121	32.91	760,966	1.57%	18.11%
2018	1.45%	22,627	27.86	630,496	1.40%	-5.23%
2017	1.45%	24,608	29.40	723,582	1.52%	12.26%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	1.45%	8,067	59.93	483,413	0.00%	40.39%
2019	1.45%	11,932	42.69	509,368	0.00%	33.60%
2018	1.45%	13,317	31.95	425,489	0.00%	-6.58%
2017	1.45%	15,710	34.20	537,338	0.00%	20.03%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	1.45%	9,528	38.49	366,777	0.17%	7.17%
2020	1.45%	12,133	35.92	435,796	0.49%	24.05%
2019	1.45%	13,651	28.95	395,272	0.88%	26.56%
2018	1.45%	14,685	22.88	335,955	1.29%	-16.46%
2017	1.45%	15,742	27.38	431,056	0.87%	29.31%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	1.45%	11,004	35.40	389,471	1.08%	21.86%
2020	1.45%	10,702	29.05	310,865	1.96%	10.19%
2019	1.45%	10,459	26.36	275,691	2.01%	22.15%
2018	1.45%	15,215	21.58	328,356	1.95%	-8.23%
2017	1.45%	14,544	23.52	342,007	2.28%	18.74%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	1.45%	23,199	15.80	366,654	3.15%	4.73%
2020	1.45%	21,136	15.09	318,969	1.35%	7.97%
2019	1.45%	24,604	13.98	343,908	2.27%	7.32%
2018	1.45%	29,331	13.02	381,992	2.79%	-4.24%
2017	1.45%	34,834	13.60	473,741	2.66%	2.17%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	1.45%	1,775	58.08	103,090	0.00%	21.37%
2020	1.45%	3,615	47.85	172,932	0.00%	47.68%
2019	1.45%	3,513	32.40	113,824	0.00%	32.63%
2018	1.45%	3,774	24.43	92,222	0.23%	-0.71%
2017	1.45%	3,342	24.60	82,229	0.37%	30.32%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	1.45%	18,755	43.33	812,591	0.78%	21.90%
2019	1.45%	21,157	35.55	752,041	1.16%	34.12%
2018	1.45%	24,770	26.50	656,432	1.23%	-8.21%
2017	1.45%	30,115	28.87	869,502	1.34%	25.49%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2021	1.45%	6,576	50.43	331,600	0.47%	23.81%
2020	1.45%	6,734	40.73	274,266	0.78%	22.83%
2019	1.45%	6,882	33.16	228,204	1.07%	27.25%
2018	1.45%	6,999	26.06	182,385	0.78%	-6.08%
2017	1.45%	8,782	27.74	243,650	0.73%	17.98%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	1.45%	106,570	77.85	8,296,454	1.14%	26.55%
2020	1.45%	106,713	61.52	6,564,678	1.54%	16.30%
2019	1.45%	131,258	52.90	6,943,090	1.71%	29.28%
2018	1.45%	140,995	40.92	5,768,857	1.62%	-6.03%
2017	1.45%	178,400	43.54	7,767,400	1.70%	19.78%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.45%	4,235	59.14	250,473	0.73%	25.16%
2020	1.45%	4,239	47.26	200,317	1.07%	22.34%
2019	1.45%	4,241	38.63	163,809	1.51%	32.41%
2018	1.45%	4,934	29.17	143,929	1.71%	-5.80%
2017	1.45%	5,528	30.97	171,177	1.11%	13.67%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	1.45%	6,513	47.27	307,841	0.67%	24.32%
2020	1.45%	6,644	38.02	252,609	1.21%	9.03%
2019	1.45%	8,994	34.87	313,628	0.93%	20.44%
2018	1.45%	10,860	28.95	314,426	0.81%	-10.30%
2017	1.45%	11,400	32.28	367,940	0.65%	10.78%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	1.45%	17,629	17.38	306,385	2.63%	-2.83%
2020	1.45%	19,921	17.88	356,303	2.76%	6.55%
2019	1.45%	21,474	16.79	360,446	3.06%	7.86%
2018	1.45%	26,798	15.56	417,045	3.11%	-2.04%
2017	1.45%	28,627	15.89	454,796	3.34%	2.53%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	1.45%	36,965	37.43	1,383,526	1.48%	8.33%
2020	1.45%	46,832	34.55	1,618,096	1.45%	13.21%
2019	1.45%	53,273	30.52	1,625,895	1.75%	16.53%
2018	1.45%	60,270	26.19	1,578,451	1.62%	-6.73%
2017	1.45%	67,934	28.08	1,907,552	1.63%	12.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.45%	62,602	52.56	3,290,170	1.89%	23.08%
2020	1.45%	65,950	42.70	2,816,037	1.78%	5.15%
2019	1.45%	74,837	40.61	3,039,087	2.01%	25.60%
2018	1.45%	81,868	32.33	2,647,076	2.03%	-9.63%
2017	1.45%	114,942	35.78	4,112,546	1.63%	11.26%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	1.45%	33,438	93.47	3,125,359	0.00%	21.43%
2020	1.45%	35,739	76.97	2,750,932	0.08%	41.81%
2019	1.45%	41,175	54.28	2,234,960	0.25%	32.37%
2018	1.45%	62,287	41.01	2,554,162	0.24%	-1.62%
2017	1.45%	69,973	41.68	2,916,759	0.22%	33.18%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.45%	136,415	23.73	3,237,494	5.70%	2.90%
2020	1.45%	121,187	23.06	2,795,101	4.96%	1.26%
2019	1.45%	132,527	22.78	3,018,710	3.98%	13.44%
2018	1.45%	177,491	20.08	3,564,028	6.12%	-4.70%
2017	1.45%	145,482	21.07	3,065,226	5.12%	5.39%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	1.45%	67,709	16.30	1,103,620	1.92%	-2.16%
2020	1.45%	87,615	16.66	1,459,612	2.11%	7.67%
2019	1.45%	93,888	15.47	1,452,697	2.50%	7.99%
2018	1.45%	114,644	14.33	1,642,583	2.20%	-2.08%
2017	1.45%	143,641	14.63	2,101,745	2.31%	2.65%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	1.45%	23,661	34.57	817,906	0.53%	17.96%
2020	1.45%	24,726	29.30	724,560	0.42%	13.94%
2019	1.45%	28,988	25.72	745,538	1.74%	25.91%
2018	1.45%	31,798	20.43	649,500	1.53%	-16.05%
2017	1.45%	34,254	24.33	833,437	1.55%	28.40%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	1.45%	3,224	40.53	130,620	1.56%	31.55%
2020	1.45%	2,581	30.81	79,518	1.28%	6.61%
2019	1.45%	3,246	28.90	93,805	1.60%	32.34%
2018	1.45%	3,056	21.84	66,730	0.86%	-18.54%
2017	1.45%	5,902	26.80	158,201	1.31%	17.49%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	1.45%	4,333	23.51	101,890	0.00%	17.37%
2020	1.45%	4,880	20.03	97,768	0.05%	38.65%
2019	1.45%	20,314	14.45	293,517	0.00%	37.34%
2018	1.45%	17,530	10.52	184,432	0.00%	-7.45%
2017	1.45%	22,031	11.37	250,451	0.03%	26.93%
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)
2021	1.45%	125,534	15.79	1,982,737	2.23%	-3.07%
2020	1.45%	118,823	16.30	1,936,283	3.14%	8.12%
2019	1.45%	119,772	15.07	1,805,180	3.37%	7.94%
2018	1.45%	123,524	13.96	1,724,807	3.47%	-2.47%
2017	1.45%	137,252	14.32	1,964,940	2.40%	3.07%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	1.45%	7,013	25.18	176,609	1.32%	12.29%
2019	1.45%	9,225	22.43	206,887	1.05%	30.17%
2018	1.45%	9,851	17.23	169,726	1.18%	-9.23%
2017	1.45%	11,206	18.98	212,684	1.22%	15.22%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	1.45%	23,829	101.91	2,428,628	0.00%	13.82%
2020	1.45%	25,971	89.54	2,325,547	0.68%	25.79%
2019	1.45%	29,167	71.19	2,076,305	0.89%	29.88%
2018	1.45%	32,983	54.81	1,807,885	0.99%	-14.45%
2017	1.45%	36,453	64.07	2,335,408	0.92%	34.69%
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2021	1.45%	16,551	30.66	507,533	1.51%	9.03%
2020	1.45%	17,014	28.13	478,524	1.96%	13.19%
2019	1.45%	19,558	24.85	485,968	2.26%	15.81%
2018	1.45%	21,617	21.46	463,799	1.97%	-6.70%
2017	1.45%	23,018	23.00	529,336	1.99%	7.67%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	1.45%	7,110	42.00	298,630	0.93%	28.00%
2020	1.45%	6,671	32.81	218,894	1.46%	-1.09%
2019	1.45%	6,675	33.17	221,429	1.61%	24.92%
2018	1.45%	7,138	26.55	189,546	1.05%	-13.12%
2017	1.45%	9,872	30.57	301,742	0.80%	12.12%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	1.45%	7,763	45.10	350,143	0.00%	20.82%
2020	1.45%	8,803	37.33	328,578	0.16%	37.02%
2019	1.45%	10,496	27.24	285,949	0.02%	34.87%
2018	1.45%	10,305	20.20	208,124	1.32%	0.24%
2017	1.45%	9,844	20.15	198,365	0.00%	28.12%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	1.45%	8,458	31.11	263,161	0.11%	16.04%
2020	1.45%	11,355	26.81	304,465	0.00%	48.55%
2019	1.45%	12,051	18.05	217,528	0.40%	42.72%
2018	1.45%	10,816	12.65	136,808	1.07%	-0.56%
2017	1.45%	11,740	12.72	149,335	0.38%	42.82%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	1.45%	3,647	16.86	61,472	1.03%	11.65%
2020	1.45%	3,727	15.10	56,267	1.19%	14.34%
2019	1.45%	4,953	13.20	65,398	1.88%	24.87%
2018	1.45%	4,763	10.57	50,364	1.92%	-16.37%
2017	1.45%	4,220	12.64	53,360	1.68%	28.91%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	1.45%	235	30.36	7,135	5.11%	-3.44%
2020	1.45%	235	31.44	7,389	4.51%	4.01%
2019	1.45%	235	30.23	7,104	5.34%	12.60%
2018	1.45%	235	26.85	6,309	5.62%	-8.30%
2017	1.45%	235	29.28	6,880	5.44%	8.12%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	1.45%	8,541	83.14	710,151	2.08%	37.78%
2020	1.45%	8,387	60.34	506,085	2.82%	-18.06%
2019	1.45%	9,075	73.64	668,357	1.90%	17.21%
2018	1.45%	9,590	62.83	602,494	2.70%	-9.06%
2017	1.45%	10,313	69.09	712,407	1.41%	1.62%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2021	1.45%	21,005	30.59	642,624	1.08%	18.26%
2020	1.45%	21,525	25.87	556,888	1.52%	1.85%
2019	1.45%	23,180	25.40	588,790	1.64%	25.16%
2018	1.45%	24,174	20.29	490,586	1.58%	-8.81%
2017	1.45%	25,515	22.25	567,844	2.99%	15.99%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	1.45%	31,320	19.31	604,914	1.55%	-3.50%
2020	1.45%	36,857	20.01	737,681	2.13%	4.54%
2019	1.45%	37,479	19.14	717,541	2.18%	4.73%
2018	1.45%	43,628	18.28	797,524	1.98%	-1.51%
2017	1.45%	55,989	18.56	1,039,124	1.98%	0.61%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	1.45%	6,256	25.64	160,412	0.90%	-8.62%
2020	1.45%	11,722	28.06	328,926	1.96%	11.66%
2019	1.45%	11,882	25.13	298,612	2.28%	21.16%
2018	1.45%	13,875	20.74	287,772	0.65%	-18.62%
2017	1.45%	15,991	25.49	407,605	1.46%	39.46%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	1.45%	50,083	18.74	938,706	2.06%	11.03%
2020	1.45%	76,250	16.88	1,287,216	1.16%	6.38%
2019	1.45%	86,462	15.87	1,372,034	2.06%	17.39%
2018	1.45%	145,147	13.52	1,962,015	1.86%	-15.78%
2017	1.45%	171,988	16.05	2,760,359	1.73%	25.61%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	1.45%	7,683	29.79	228,909	0.15%	11.98%
2020	1.45%	8,089	26.61	215,224	0.22%	10.70%
2019	1.45%	8,586	24.04	206,366	1.75%	20.06%
2018	1.45%	11,732	20.02	234,863	1.62%	-9.07%
2017	1.45%	12,192	22.02	268,423	1.65%	14.99%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	1.45%	54,678	20.73	1,133,351	0.21%	5.16%
2020	1.45%	55,581	19.71	1,095,530	0.14%	6.98%
2019	1.45%	58,285	18.42	1,073,884	2.46%	11.84%
2018	1.45%	24,712	16.47	407,118	1.95%	-5.14%
2017	1.45%	24,511	17.37	425,667	1.89%	7.63%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	1.45%	4,264	16.80	71,645	2.36%	26.51%
2020	1.45%	328	13.28	4,356	1.64%	32.82%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	1.45%	1,954	32.33	63,182	0.13%	13.83%
2020	1.45%	2,024	28.41	57,494	0.23%	11.18%
2019	1.45%	2,094	25.55	53,501	2.05%	21.94%
2018	1.45%	2,163	20.95	45,321	1.46%	-10.18%
2017	1.45%	2,678	23.33	62,451	1.40%	16.72%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	1.45%	6,720	16.35	109,877	0.23%	1.26%
2020	1.45%	6,844	16.15	110,495	0.11%	5.17%
2019	1.45%	9,518	15.35	146,137	2.20%	7.94%
2018	1.45%	11,872	14.22	168,863	2.33%	-3.23%
2017	1.45%	9,974	14.70	146,609	2.22%	4.15%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	1.45%	55,645	25.03	1,392,808	0.19%	8.71%
2020	1.45%	63,310	23.02	1,457,635	0.14%	8.74%
2019	1.45%	64,049	21.17	1,356,087	2.19%	16.04%
2018	1.45%	66,274	18.25	1,209,239	2.21%	-7.06%
2017	1.45%	48,718	19.63	956,387	1.73%	11.29%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	1.45%	55,191	51.36	2,834,486	1.23%	22.46%
2020	1.45%	54,328	41.94	2,278,457	1.16%	11.47%
2019	1.45%	65,918	37.62	2,479,997	1.39%	23.83%
2018	1.45%	65,894	30.38	2,001,989	1.27%	-12.68%
2017	1.45%	79,523	34.79	2,766,798	1.07%	14.11%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	1.45%	89,791	20.73	1,861,577	5.38%	3.71%
2020	1.45%	95,055	19.99	1,900,175	3.27%	2.55%
2019	1.45%	113,615	19.49	2,214,699	4.95%	7.59%
2018	1.45%	106,309	18.12	1,926,168	2.61%	-3.77%
2017	1.45%	119,832	18.83	2,256,217	4.64%	4.79%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	1.45%	18,583	40.17	746,351	1.26%	32.58%
2020	1.45%	20,210	30.29	612,260	1.64%	0.02%
2019	1.45%	22,662	30.29	686,398	2.58%	25.11%
2018	1.45%	27,644	24.21	669,256	1.21%	-10.67%
2017	1.45%	37,028	27.10	1,003,485	1.67%	7.10%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	1.45%	15,902	15.67	249,172	1.35%	32.76%
2020	1.45%	15,006	11.80	177,126	1.33%	18.03%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	1.45%	45,404	13.95	633,166	1.07%	-2.46%
2020	1.45%	113,545	14.30	1,623,411	2.55%	5.46%
2019	1.45%	123,393	13.56	1,672,854	5.66%	7.36%
2018	1.45%	51,159	12.63	646,017	2.57%	-1.87%
2017	1.45%	73,360	12.87	944,009	2.93%	2.89%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	1.45%	10,204	17.83	181,889	0.38%	-2.52%
2020	1.45%	10,046	18.29	183,695	1.07%	48.85%
2019	1.45%	8,886	12.28	109,157	1.16%	31.22%
2018	1.45%	12,805	9.36	119,875	1.24%	-17.68%
2017	1.45%	13,762	11.37	156,496	1.21%	23.95%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	1.45%	22,252	12.80	284,840	3.32%	8.98%
2020	1.45%	22,669	11.75	266,276	0.00%	17.46%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	1.45%	5,674	65.15	369,663	0.00%	38.41%
2020	1.45%	7,010	47.07	330,004	0.00%	28.21%
2019	1.45%	7,364	36.71	270,360	3.82%	28.64%
2018	1.45%	8,693	28.54	248,103	0.27%	-4.49%
2017	1.45%	11,325	29.88	338,418	0.36%	28.32%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	1.45%	12,387	55.38	685,967	0.09%	-6.09%
2020	1.45%	7,624	58.97	449,565	0.00%	58.57%
2019	1.45%	9,532	37.19	354,469	0.00%	35.26%
2018	1.45%	9,868	27.49	271,294	0.00%	-8.21%
2017	1.45%	7,876	29.95	235,896	0.00%	25.89%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	1.45%	5,751	39.94	229,723	0.74%	22.22%
2020	1.45%	5,968	32.68	195,052	2.17%	-2.58%
2019	1.45%	5,146	33.55	172,637	1.95%	22.05%
2018	1.45%	7,069	27.49	194,277	0.99%	-14.42%
2017	1.45%	6,079	32.12	195,251	0.98%	12.19%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	1.45%	4,158	50.37	209,422	0.31%	24.74%
2020	1.45%	4,187	40.38	169,063	0.45%	11.90%
2019	1.45%	3,961	36.08	142,924	0.66%	26.21%
2018	1.45%	3,998	28.59	114,297	0.47%	-6.15%
2017	1.45%	5,701	30.46	173,671	0.70%	23.05%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.45%	153,894	59.46	9,149,895	0.54%	28.35%
2020	1.45%	145,323	46.32	6,731,521	1.34%	17.17%
2019	1.45%	158,633	39.53	6,271,077	1.70%	35.62%
2018	1.45%	175,524	29.15	5,116,367	0.75%	-2.71%
2017	1.45%	206,392	29.96	6,183,841	0.47%	25.47%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	1.45%	19,110	49.55	947,042	0.97%	44.62%
2020	1.45%	24,798	34.27	849,743	1.47%	-6.76%
2019	1.45%	28,505	36.75	1,047,527	1.89%	28.81%
2018	1.45%	25,243	28.53	720,185	1.69%	-5.32%
2017	1.45%	32,379	30.13	975,719	2.07%	4.96%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	1.45%	2,353	9.98	23,475	0.00%	-2.03%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.45%	195,790	11.20	2,193,428	0.00%	-1.45%
2020	1.45%	234,166	11.37	2,661,949	0.21%	-1.21%
2019	1.45%	181,381	11.51	2,087,157	1.75%	0.31%
2018	1.45%	263,648	11.47	3,024,560	1.37%	-0.09%
2017	1.45%	260,958	11.48	2,996,320	0.45%	-1.03%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	1.45%	24,235	101.92	2,469,824	0.00%	28.94%
2020	1.45%	27,059	79.04	2,138,767	0.02%	20.91%
2019	1.45%	30,866	65.37	2,017,752	0.07%	23.83%
2018	1.45%	33,467	52.79	1,766,816	0.01%	-13.91%
2017	1.45%	31,939	61.32	1,958,550	0.00%	11.85%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	1.45%	8,202	24.88	204,001	0.00%	8.71%
2020	1.45%	8,213	22.88	187,957	0.00%	38.85%
2019	1.45%	8,441	16.48	139,112	0.00%	33.74%
2018	1.45%	12,107	12.32	149,186	0.00%	-9.28%
2017	1.45%	13,577	13.58	184,419	0.00%	23.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	1.45%	8,875	55.25	490,327	0.00%	30.13%
2020	1.45%	10,714	42.46	454,932	0.07%	3.63%
2019	1.45%	11,791	40.98	483,136	1.01%	17.28%
2018	1.45%	13,837	34.94	483,453	0.57%	-18.16%
2017	1.45%	19,838	42.69	846,973	0.47%	7.49%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	1.45%	59,149	57.91	3,425,047	0.85%	20.12%
2020	1.45%	57,467	48.21	2,770,374	1.09%	8.75%
2019	1.45%	67,575	44.33	2,995,431	1.23%	27.43%
2018	1.45%	66,086	34.79	2,298,818	1.00%	-1.46%
2017	1.45%	79,726	35.30	2,814,410	1.02%	18.78%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	1.45%	13,998	22.56	315,774	0.00%	11.35%
2020	1.45%	14,295	20.26	289,615	0.00%	37.95%
2019	1.45%	22,403	14.69	329,015	0.00%	30.82%
2018	1.45%	21,376	11.23	239,967	0.00%	-7.77%
2017	1.45%	24,251	12.17	295,177	0.00%	23.48%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	1.45%	31,195	41.68	1,300,270	0.38%	21.69%
2020	1.45%	34,287	34.25	1,174,407	0.60%	17.83%
2019	1.45%	37,993	29.07	1,104,438	0.58%	24.06%
2018	1.45%	1,846	23.43	43,255	0.44%	-7.10%
2017	1.45%	2,221	25.22	56,020	0.52%	16.72%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	1.45%	72,021	13.73	989,045	2.98%	-0.72%
2020	1.45%	58,646	13.83	811,208	2.37%	1.96%
2019	1.45%	64,406	13.57	873,777	1.96%	2.18%
2018	1.45%	58,356	13.28	774,782	1.60%	-0.45%
2017	1.45%	58,778	13.34	783,928	1.45%	-0.57%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	1.45%	5,421	61.98	335,969	0.00%	11.19%
2020	1.45%	5,050	55.74	281,470	0.00%	27.39%
2019	1.45%	4,871	43.75	213,112	0.00%	26.76%
2018	1.45%	6,611	34.51	228,169	0.00%	-0.61%
2017	1.45%	7,002	34.73	243,155	0.00%	25.47%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	1.45%	6,138	18.32	112,476	5.10%	-5.44%
2020	1.45%	6,315	19.38	122,381	7.12%	7.34%
2019	1.45%	7,513	18.05	135,620	0.33%	10.98%
2018	1.45%	7,613	16.27	123,842	7.42%	-7.51%
2017	1.45%	8,196	17.59	144,144	2.12%	10.62%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	1.45%	26,652	30.57	814,854	0.95%	-13.15%
2020	1.45%	25,372	35.20	893,146	1.97%	15.55%
2019	1.45%	29,001	30.46	883,515	0.48%	28.70%
2018	1.45%	39,154	23.67	926,809	0.24%	-24.60%
2017	1.45%	24,977	31.39	784,146	0.45%	48.85%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	1.45%	4,616	25.02	115,490	0.43%	17.20%
2020	1.45%	4,849	21.35	103,518	0.93%	17.38%
2019	1.45%	5,364	18.19	97,553	0.00%	10.25%
2018	1.45%	5,933	16.50	97,873	0.00%	-29.32%
2017	1.45%	7,021	23.34	163,875	0.00%	-3.12%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	1.45%	4,481	7.89	35,354	0.29%	16.96%
2020	1.45%	4,035	6.75	27,226	0.74%	17.10%
2019	1.45%	4,433	5.76	25,542	0.00%	9.93%
2018	1.45%	4,380	5.24	22,957	0.00%	-29.47%
2017	1.45%	5,659	7.43	42,053	0.00%	-3.39%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	1.45%	1,358	99.74	135,452	0.00%	-6.42%
2020	1.45%	1,439	106.59	153,377	0.00%	60.29%
2019	1.45%	3,504	66.49	232,994	0.00%	37.00%
2018	1.45%	3,958	48.53	192,097	0.00%	-8.42%
2017	1.45%	4,461	53.00	236,411	0.00%	27.26%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	1.45%	17,254	98.77	1,704,191	0.04%	22.97%
2020	1.45%	19,273	80.32	1,547,962	0.45%	19.25%
2019	1.45%	22,583	67.36	1,521,085	0.28%	29.56%
2018	1.45%	25,844	51.99	1,343,577	0.18%	-8.50%
2017	1.45%	30,650	56.82	1,741,454	0.65%	18.70%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.